Note 24 - Employee Benefits (Details) - Basis For the Fair Valuation of Defined Benefit Pension Plans Assets: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2013
Note 24 - Employee Benefits (Details) - Basis For the Fair Valuation of Defined Benefit Pension Plans Assets: [Line Items]
Defined Benefit Pension Plans Assets	$ 268,394
Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 24 - Employee Benefits (Details) - Basis For the Fair Valuation of Defined Benefit Pension Plans Assets: [Line Items]
Defined Benefit Pension Plans Assets	110,042
Debt Securities [Member]
Note 24 - Employee Benefits (Details) - Basis For the Fair Valuation of Defined Benefit Pension Plans Assets: [Line Items]
Defined Benefit Pension Plans Assets	110,042
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 24 - Employee Benefits (Details) - Basis For the Fair Valuation of Defined Benefit Pension Plans Assets: [Line Items]
Defined Benefit Pension Plans Assets	158,352
Equity Securities [Member]
Note 24 - Employee Benefits (Details) - Basis For the Fair Valuation of Defined Benefit Pension Plans Assets: [Line Items]
Defined Benefit Pension Plans Assets	158,352
Fair Value, Inputs, Level 2 [Member]
Note 24 - Employee Benefits (Details) - Basis For the Fair Valuation of Defined Benefit Pension Plans Assets: [Line Items]
Defined Benefit Pension Plans Assets	$ 268,394